5. Loans and Allowance for Loan Losses (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans And Allowance For Loan Losses Details Narrative
Troubled debt restructurings	$ 12,660	$ 10,064